Appendix II: Board and Senior Management Compensation - Narrative (Details)				1 Months Ended	12 Months Ended
	Jan. 01, 2024 shares	Jan. 01, 2022 € / shares	Jan. 01, 2021	May 31, 2016 EUR (€)	Dec. 31, 2024 EUR (€) shares yr	Dec. 31, 2023 shares	Dec. 31, 2022
FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)					40.00%	40.00%	40.00%
Second cycle | PSP - Second Cycle / 2022-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)		100.00%	100.00%
No. of shares assigned (shares) | shares	1,740,000
Second cycle | FCF objective | PSP - Second Cycle / 2022-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 2.9515
Second cycle | TSR objective | PSP - Second Cycle / 2022-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		2.4316
Second cycle | CO2 Emission Neutralisation And Reduction target | PSP - Second Cycle / 2022-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 2.9515
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (free cash flow generation, maximum compliance, in percentage)					40.00%
Delivery percent (CO2 emissions neutralization, maximum compliance)					10.00%
Proportion of free cash flow generation minimum threshold of compliance (as a percent)					90.00%
Proportion of free cash flow generation minimum compliance (as a percent)					20.00%
Proportion of free cash flow generation maximum threshold of compliance (as a percent)					100.00%
Proportion of carbon dioxide emission neutralization minimum threshold of compliance (as a percent)					90.00%
Proportion of carbon dioxide emission neutralization minimum compliance (as a percent)					5.00%
Proportion of carbon dioxide emission neutralization maximum threshold of compliance (as a percent)					100.00%
Number of shares delivered under the plan to the Executive Directors and other Participants (in shares)					100.00%
Holding period for shares delivered under Plan					2 years
Number of years of gross fixed remuneration based on which the Directors need to maintain an amount of shares | yr					2
Required holding period for Executive Directors					3 years
Directors | PSP - Second Cycle / 2022-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)					33.60%
Delivery percent (CO2 emissions neutralization, maximum compliance)					10.00%
Proportion of free cash flow generation minimum threshold of compliance (as a percent)					40.00%
Weighted payout ratio linked to TSR					50.00%
Directors | PSP - First Cycle / 2024-2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage in the event of over achievement					60.00%
Directors | Third cycle | Performance Share Plan 2023-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)					50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)					40.00%
Delivery percent (CO2 emissions neutralization, maximum compliance)					10.00%
Delivery percent (women in executive positions compliance, in percentage)					0.05
Delivery percent (if within median of performance)					15.00%
Delivery percent (if within third quartile of performance)					50.00%
Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrued fixed compensation					€ 8,528,820
In-kind compensation					€ 144,788
Senior Management (Excluding Board Directors) | First cycle | PSP - First Cycle / 2024-2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares					1,250,041
Senior Management (Excluding Board Directors) | Second cycle | PSP - Second Cycle / 2022-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares						1,241,015
Senior Management (Excluding Board Directors) | Third cycle | Performance Share Plan 2023-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares						1,378,418
Mr. Santiago Fernandez Valbuena | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation				€ 947,676
Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions					€ 673,085
Mr. José María Álvarez-Pallete López | PSP - Second Cycle / 2022-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares					995,000
Mr. José María Álvarez-Pallete López | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation					€ 5,442,811
Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions					€ 560,000
Mr. Ángel Vilá Boix | PSP - Second Cycle / 2022-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares					745,000
Mr. Ángel Vilá Boix | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation					€ 4,063,383
Benefits plan | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions					212,885
Benefits plan | Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions					540,968
Benefits plan | Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions					487,840
Pension plans | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions					113,293
Pension plans | Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions					7,574
Pension plans | Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions					€ 6,721